Stockholders' Equity	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Stockholders' Equity
21)	STOCKHOLDERS’ EQUITY

The consolidated financial statements are presented in Dollars based on IAS 21,
The Effects of Changes in Foreign Exchange Rates
(“IAS 21”), while the reporting currency of the Parent Company is the Peso. As a result, for the consolidated entity, transactions of common stock, additional paid-in
capital and retained earnings are translated and accrued using historical exchange rates of the dates on which the transactions occurred. As a result, although the amounts of total non-controlling
interest in the consolidated financial statements and total stockholders’ equity of the Parent Company are the same, IAS 21 methodology results in differences between line-by-line
items within Cemex’s controlling interest and the Parent Company’s stockholders’ equity. The official stockholders’ equity for statutory purposes is that of the Parent Company as expressed in Pesos. As of December 31, 2023, the line-by-line
reconciliation between Cemex’s controlling interest, as reported using the Dollar as presentation currency, and the Parent Company’s stockholders’ equity, using a convenience translation of the balances in Pesos translated using the exchange rate of 16.97 Pesos per Dollar as of December 31, 2023, is as follows:

		As of December 31, 2023

		Consolidated	Parent Company

Common stock and additional paid-in capital 1	$	7,699	6,086
Other equity reserves 1, 2		(363)	1,576
Retained earnings 2		4,428	4,102

Total controlling interest	$	11,764	11,764

1
The difference relates to the method of accruing Dollars using the historical exchange rates to translate each common stock and additional paid-in
capital transaction denominated in Pesos to Dollars. The cumulative effect of these changes in exchange rates is recognized against other equity reserves.

2
The difference relates to the method of accruing Dollars using the exchange rates of each month during the period for statement of income purposes. The cumulative effect of these changes in exchange rates is recognized against other equity reserves.

As of December 31, 2023 and 2022, stockholders’ equity excludes investments in CPOs of the Parent Company held by subsidiaries of $16 (20,541,277 CPOs) and $8 (20,541,277 CPOs), respectively, which were eliminated within “Other equity reserves.”

21.1)	COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL
As of December 31, 2023 and 2022, the breakdown of consolidated common stock and additional paid-in
capital was as follows:

		2023	2022

Common stock	$	318	318
Additional paid-in capital		7,381	7,492

	$	7,699	7,810

As of December 31, 2023 and 2022, the common stock of Cemex, S.A.B. de C.V. was presented as follows:

	2023		2022

Shares 1	Series A 2	Series B 2	Series A 2	Series B 2

Subscribed and paid shares	29,016,656,496	14,508,328,248	29,016,656,496	14,508,328,248
Unissued shares authorized for executives’ stock compensation programs	881,442,830	440,721,415	881,442,830	440,721,415
Repurchased shares 3	–	–	441,284,956	220,642,478

	29,898,099,326	14,949,049,663	30,339,384,282	15,169,692,141

1	As of December 31, 2023 and 2022, 13,068,000,000 shares correspond to the fixed portion, and 31,779,148,989 shares in 2023 and 32,441,076,423 shares in 2022 correspond to the variable portion.

2
Series “A” or Mexican shares must represent at least 64% of Cemex, S.A.B. de C.V.’s capital stock; Series “B” or free subscription shares must represent at most 36% of Cemex, S.A.B. de C.V.’s capital stock.

3	Shares repurchased under the share repurchase program authorized by the Parent Company’s shareholders (note 21.2).
On March 23, 2023, stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) to set the amount of $500 or its equivalent in Pesos, as the maximum amount of resources that during fiscal year 2023, and until the next general ordinary shareholders’ meeting is held, Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities that represent such shares; (b) authorize the Parent Company’s Board of Directors to determine the bases on which the acquisition and placement of said shares shall be instructed, designate the persons that shall make the decisions to acquire or place them, appoint those responsible for carrying out the transaction and giving the corresponding notices to the authorities; and (c) to decrease Cemex, S.A.B. de C.V.’s capital stock, in its variable part, through the cancellation of 662 million of own, ordinary, nominative and without nominative value expression shares, which were acquired through the share buyback program in fiscal year 2022.

On March 24, 2022, stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) setting an amount of $500 or its equivalent in Pesos as the maximum amount of resources through the year 2022 and until the next general ordinary shareholders’ meeting of the Parent Company that Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities that represent such shares; (b) authorize the Parent Company’s Board of Directors to determine the bases on which the acquisition and placement of any such shares shall be instructed, designate the persons that shall make the decisions to acquire or place them, appoint those responsible for carrying out the transaction and giving the corresponding notices to the authorities; and (c) designation of the members of Cemex, S.A.B. de C.V.’s Board of Directors, as well as members of the Audit, Corporate Practices and Finance, and Sustainability Committees.
On March 25, 2021, stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) setting the amount of $500 or its equivalent in Pesos as the maximum amount of resources through year 2021 and until the next general ordinary shareholders’ meeting of the Parent Company is held for the acquisition of its own shares or securities that represent such shares; (b) the decrease of the variable part of the Parent Company’s share capital through the cancellation of (i) 1,134 million shares repurchased during the 2020 fiscal year, under the share repurchase program and (ii) an aggregate of 3,409.5 million shares that were authorized to guarantee the conversion of then existing convertible securities, as well as for any new issuance of convertible securities and/or to be subscribed and paid for in a public offering or private subscription; and (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and Finance Committee (which reduced its members from four to three) and the Sustainability Committee of the Parent Company.
In 2023 and 2022, Cemex, S.A.B. de C.V. did not issue shares in connection with its executive share-based compensation programs (note 22).

21.2)	OTHER EQUITY RESERVES AND SUBORDINATED NOTES
As of December 31, 2023 and 2022, the caption of other equity reserves and subordinated notes was integrated as follows:

		2023	2022

Other equity reserves	$	(2,349)	(2,549)
Subordinated notes		1,986	994

	$	(363)	(1,555)

Other equity reserves
As of December 31, 2023 and 2022, other equity reserves are detailed as follows:

		2023	2022

Cumulative translation effect, tax effects from deferred income taxes recognized directly in equity (note 20.2) and derivative financial instruments designated as cash flow hedges	$	(672)	(926)
Cumulative actuarial losses		(398)	(353)
Cumulative coupon payments under perpetual debentures (note 21.4)		(1,070)	(1,070)
Cumulative coupon payments under subordinated notes		(204)	(84)
Cancellation of treasury shares by shareholders’ resolution (note 21.1)		–	(111)
Other effects		(5)	(5)

	$	(2,349)	(2,549)

For the years ended December 31, 2023, 2022 and 2021, the translation effects of foreign subsidiaries included in the statements of comprehensive income were as follows:

		2023	2022	2021

Foreign currency translation result 1	$	356	(235)	(476)
Foreign exchange fluctuations from debt 2		(28)	(23)	89
Foreign exchange fluctuations from intercompany balances 3		(73)	(68)	(13)

	$	255	(326)	(400)

1
These effects refer to the result from the translation of the financial statements of foreign subsidiaries and include the changes in the fair value of foreign exchange forward contracts designated as a hedge of a net investment (note 17.4).

2
Generated by foreign exchange fluctuations over a notional amount of debt in Cemex, S.A.B. de C.V., associated with the acquisition of foreign subsidiaries and designated as a hedge of the net investment in foreign subsidiaries (note 28.3).

3
Refers to foreign exchange fluctuations arising from balances with related parties in foreign currencies that are of a long-term investment nature considering that their liquidation is not anticipated in the foreseeable future and foreign exchange fluctuations over a notional amount of debt of a subsidiary of Cemex España identified and designated as a hedge of the net investment in foreign subsidiaries.

Subordinated notes

On March 14, 2023, the Parent Company issued one series of $1,000 of its 9.125% subordinated notes (the “2023 Subordinated Notes”). After issuance costs, the Parent Company received $992. The 2023 Subordinated Notes are aligned with the GFF and the net proceeds obtained in the issuance should be applied to finance, in whole or in part, one or more new or existing Eligible Green Projects (“EGPs”) under its use-of-proceeds
Green Financing Framework (the “GFF”). EGPs include those related to pollution prevention and control, renewable energy, energy efficiency, clean transportation, sustainable water and wastewater management, and eco-efficient
and/or circular economy adapted products, production technologies and processes.
On June 8, 2021, the Parent Company issued $1,000 of its 5.125% subordinated notes (the “2021 Subordinated Notes”). After issuance costs, the Parent Company received $994. The net proceeds obtained were used to repurchase in full the balance then outstanding of perpetual debentures issued by subsidiaries (note 21.4) and the repayment of debt.
Under the 2023 Subordinated Notes and the 2021 Subordinated Notes (jointly the “Subordinated Notes”), which do not have a maturity or repayment date or mandatory redemption date, interest may be deferred indefinitely at the sole discretion of the Parent Company. In addition, the Subordinated Notes: (i) are not redeemable at the option of the holders of the Subordinated Notes (the “Noteholders”), (ii) do not have the benefit of standard debt covenants, and (iii) do not include an event of default relating to a payment or covenant default with respect to any indebtedness of Cemex. Moreover, the Parent Company is in control of all instances that may lead to the repayment of the Subordinated Notes, including Cemex’s repurchase option on the fifth anniversary of each issuance, the specific redemption events as well as those under a reorganization or bankruptcy event under the applicable laws. In the hypothetical event of liquidation of the Parent Company, the Noteholders would have a claim on any residual net assets available after all liabilities have been settled; therefore, the Noteholders have no assurance of collecting the principal amounts of the Subordinated Notes or any deferred accrued interest, if any.
Based on the above characteristics of the Subordinated Notes, included in contractual terms that are considered to be substantive, and legal considerations, under IAS 32,
Financial Instruments: Presentation
(“IAS 32”), Cemex concluded that the Subordinated Notes represent equity instruments and are classified within controlling interest stockholders’ equity. The classification as equity of the Subordinated Notes can be summarized as follows:

•
The Subordinated Notes do not meet the definition of financial liability under IAS 32 considering that they include no contractual obligation: (i) to deliver cash or another financial asset to another entity; or (ii) to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the issuer. This is because:

◾
The Noteholders have agreed to the deferral of interest and principal, given that, the Parent Company has the unilateral and unconditional right to perpetually defer the payment of principal and interest;

◾
The Parent Company controls at all times any payments to be made to the Noteholders, even in the event of bankruptcy under either the laws of Mexico (
Ley de Concursos Mercantiles
) or U.S. bankruptcy laws (Chapter 11); and

◾
The Subordinated Notes contractually evidence a residual interest in the assets of the Parent Company after deducting all of its liabilities. The only requirement to settle the Notes would be in liquidation, which is akin to an equity instrument under IAS 32.

Coupon payments on the Subordinated Notes were included within “Other equity reserves” and amounted to $120 in 2023, $54 in 2022 and $30 in 2021.

21.3)	RETAINED EARNINGS
The Parent Company’s net income for the year is subject to a 5% allocation toward a legal reserve until such reserve equals one-fifth
of the common stock. As of December 31, 2023, the legal reserve amounted to $106.

21.4)	NON-CONTROLLING INTEREST AND PERPETUAL DEBENTURES
Non-controlling
interest
Non-controlling
interest represents the share of
non-controlling
stockholders in the equity and results of consolidated subsidiaries. As of December 31, 2023 and 2022, non-controlling
interest in equity amounted to $351 and $408, respectively. In 2023, 2022 and 2021, non-controlling
interests in consolidated net income were $17, $27 and $25, respectively. These non-controlling
interests arise mainly from the following Cemex’s subsidiaries:

•
In February 2017, Cemex acquired a controlling interest in TCL, whose shares trade in the Trinidad and Tobago Stock Exchange. As of December 31, 2023 and 2022, there is a non-controlling
interest in TCL of 30.17% of its common shares (see note 4.3 for certain relevant condensed financial information).

•
As of December 31, 2023 and 2022, there was a
non-controlling
interest in CHP of 10.14% and 22.10% of its ordinary shares, respectively. CHP’s assets consist primarily of Cemex’s cement manufacturing assets in the Philippines. In 2023, by means of a voluntary tender offer, Cemex Asian South East Corporation (“CASEC”), an indirect subsidiary of Cemex, S.A.B. de C.V., acquired 1,614 million shares of CHP.

•
Until June 2023, after the conclusion of a tender offer and delisting process, Cemex Latam Holdings, S.A. (“CLH”), traded its ordinary shares on the Colombian Stock Exchange. CLH is the indirect holding company of Cemex’s operations in Colombia, Panama, Guatemala and Nicaragua, and until August 31, 2022, of the operations in Costa Rica and El Salvador. As of December 31, 2023 and 2022, there was a non-controlling
interest in CLH of 0.50% and 4.70% of its ordinary shares, respectively, excluding shares held in CLH’s treasury.

Perpetual debentures
In June 2021, considering the issuance of the 2021 Subordinated Notes described above, Cemex repurchased its then outstanding perpetual debentures of $449. Cemex’s perpetual debentures had no fixed maturity date and there were no contractual obligations for Cemex to exchange any series of its outstanding perpetual debentures for financial assets or financial liabilities. As a result, these debentures, issued by consolidated entities, qualified as equity instruments under IAS 32 and were classified within non-controlling
interest. Cemex had the unilateral right to defer indefinitely the payment of interest due on the debentures.
Until their repurchase, coupon payments on the perpetual debentures were included within “Other equity reserves” and amounted to $11 in 2021.